Equity (Tables)	12 Months Ended
Dec. 31, 2021
Statement of changes in equity [Table]
Summary of equity
Total equity
In EUR million 2021 2020 2019
Share capital and share premium

-

Share capital
39 39 39

-

Share premium
17,105 17,089 17,078
17,144 17,128 17,117
Other reserves

-

Revaluation reserve: Equity securities at FVOCI
1,282 1,181 1,580

-

Revaluation reserve: Debt instruments at FVOCI
96 309 322

-

Revaluation reserve: Cash flow hedge
-153 1,450 1,208

-

Revaluation reserve: Credit liability
-80 -117 -114

-

Revaluation reserve: Property in own use
208 221 253

-

Net defined benefit asset/liability remeasurement reserve
-212 -307 -336

-

Currency translation reserve
-3,483 -3,636 -2,079

-

Share of associates and joint ventures and other reserves
3,416 3,246 3,189

-

Treasury shares
-1,612 -4 -10
-540 2,342 4,013
Retained earnings 35,462 32,149 29,866
Shareholders’ equity (parent) 52,066 51,619 50,996
Non-controlling interests 736 1,022 893
Total equity 52,802 52,640 51,889

Schedule of share capital
Share capital
Ordinary shares (par value EUR 0.01)
Number x 1,000 Amount
2021 2020 2019 2021 2020 2019
Authorised share capital 14,729,000 14,729,000 14,729,000 147 147 147
Unissued share capital 10,824,935 10,828,331 10,832,266 108 108 108
Issued share capital 3,904,065 3,900,669 3,896,734 39 39 39

Issued Share Capital [member]
Statement of changes in equity [Table]
Reserves and other equity interest
Changes in issued share capital
Ordinary shares
(par value EUR 0.01)
Number x
1,000
Amount
Issued share capital as at 1 January 2019 3,891,728 39
Issue of shares 5,006
Issued share capital as at 31 December 2019 3,896,734 39
Issue of shares 3,934
Issued share capital as at 31 December 2020 3,900,669 39
Issue of shares 3,397
Issued share capital as at 31 December 2021 3,904,065 39

Share Premium [member]
Statement of changes in equity [Table]
Reserves and other equity interest	Share premium In EUR million 2021 2020 2019 Opening balance 17,089 17,078 17,050 Issue of shares 16 11 28 Closing balance 17,105 17,089 17,078
Revaluation Reserve [member]
Statement of changes in equity [Table]
Reserves and other equity interest
Changes in revaluation reserve
Equity securities at FVOCI Debt instruments at FVOCI Cash flow hedge Credit liability Property in own use
In EUR million 2021 2020 2019 2021 2020 2019 2021 2020 2019 2021 2020 2019 2021 2020 2019
Opening balance 1,181 1,580 1,914 309 322 398 1,450 1,208 604 -117 -114 8 221 253 204
Changes in credit liability reserve 37 -19 -116
Unrealised revaluations 94 -337 137 -173 20 -43 -1,603 242 604 -2 -7 58
Realised gains/losses transferred to

the statement of profit or loss

-40 -33 -33
Realised revaluations transferred

to retained earnings
6 -1 -472 16 -6 -11 -26 -9
Other changes -62
Closing balance 1,282 1,181 1,580 96 309 322 -153 1,450 1,208 -80 -117 -114 208 221 253

Currency Translation Reserve [member]
Statement of changes in equity [Table]
Reserves and other equity interest
Changes in currency translation reserve
In EUR million 2021 2020 2019
Opening balance -3,636 -2,079 -2,043
Unrealised revaluations -61 106 -134
Realised gains/losses transferred to

the statement of profit or loss

-1 -138
Exchange rate differences 214 -1,662 236
Closing balance -3,483 -3,636 -2,079

Reserve for share of associates, joint ventures and other [member]
Statement of changes in equity [Table]
Reserves and other equity interest
Changes in share of associates, joint ventures and other reserves
In EUR million 2021 2020 2019
Opening balance 3,246 3,189 2,940
Result for the year 191 94 180
Transfer to/from

retained earnings
-21 -37 69
Closing balance 3,416 3,246 3,189

Treasury Shares [member]
Statement of changes in equity [Table]
Reserves and other equity interest
Changes in treasury shares
Amount Number x 1,000
2021 2020 2019 2021 2020 2019
Opening balance -4 -10 -11 572 919 1,138
Purchased/sold for trading purposes -4 5 1 102 -348 -218
Purchases Share buyback programme -1,604 127,628
Closing balance -1,612 -4 -10 128,301 572 919

Retained earnings [member]
Statement of changes in equity [Table]
Reserves and other equity interest
Changes in retained earnings

In EUR million 2021 2020 2019
Opening balance 32,149 29,866 28,339
Transfer to/from

other reserves
26 108 418
Result for the year 5,760 2,156 3,723
Dividend and other distributions -2,342 -2,650
Employee stock options and share plans 12 11 13
Changes in composition of the group and other changes -143 6 23
Closing balance 35,462 32,149 29,866

Non-distributive reserves
Statement of changes in equity [Table]
Reserves and other equity interest	Non-distributable reserves In EUR million 2021 2020 2019 ING Bank 8,205 9,829 8,397 Other 0 2 0 Non-distributable reserves 8,205 9,831 8,398